SHARE BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS

The following is information regarding exercise prices and remaining contractual lives of outstanding options as of June 30, 2024:

June 30, 2024
outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
40,654	3.22	9.1	-	-	-
37594	4.23	8.7	11,751	4.23	8.7
9,617	4.63	8.5	3,525	4.63	8.5
13,115	4.71	8.6	4,099	4.71	8.6
48,222	5.74	8.0	24,863	5.74	8.0
85,247	7.12	8.2	39,346	7.12	8.2
75,309	7.57	3.5	75,309	7.57	3.5
46,048	7.61	8.8	46,048	7.61	8.8
238,340	7.82	6.3	238,340	7.82	6.3
36,931	8.73	8.8	-	-	-
36,931	11.35	8.8	-	-	-
78,336	15.63	6.3	68,793	15.63	6.3
19,235	17.47	7.3	15,957	17.47	7.3
765,579	8.14	7.8	528,031	8.25	9.37

The following is information regarding exercise prices and remaining contractual lives of outstanding options at December 31, 2023:

December 31, 2023
Outstanding			Exercisable
Number of options outstanding	Exercise price (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price (USD)	Weighted average remaining contractual life
49,400	3.32	9.6	-	-	-
39,782	4.35	9.2	-	-	-
9,618	4.80	8.9	2,077	4.80	8.9
13,115	4.92	9.1	-	-	-
59,482	5.95	8.5	19,809	5.95	8.5
96,177	7.43	8.7	28,416	7.43	8.7
46,050	7.89	9.3	-	-	-
46,050	9.04	9.3	-	-	-
46,050	11.78	9.3	-	-	-
22,733	18.07	7.8	13,989	18.07	7.8
428,457	7.55	8.9	64,291	9.15	8.2

SCHEDULE OF CHANGES IN FAIR VALUE OF OPTIONS

The table below sets forth a summary of changes in the fair value of the options:

	Number of options measured at fair value	Fair value (U.S. Dollars in thousands)
Balance as of December 31, 2023	405,714	232
Effect of change in exchange rate	-	(4)
Changes in fair value	-	74
Reclassification of liability classified share-based compensation awards to equity	(401,794)	(302)
Balance as of June 30, 2024	-	-

The table below sets forth a summary of changes in the fair value of the options:

	Number of options measured at fair value	Fair value (U.S. Dollars in thousands)
Balance at January 1, 2021	446,703	4,769
Effect of change in exchange rate		112
Changes in fair value	-	(1,276)
Balance at December 31, 2021	446,703	3,605
Effect of change in exchange rate		(315)
Changes in fair value	-	(2,294)
Balance at December 31, 2022	440,045	996
Effect of change in exchange rate		(30)
Changes in fair value	-	(734)
Balance at December 31, 2023	405,714	232

SCHEDULE OF EXPENSE (INCOME) RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS

The table below presents the expense (income) recognized in the financial statements of the Company in respect to share-based payment:

	Six months ended June 30
	2024			2023
	Equity classified awards	Liability classified awards	Total expense	Equity classified awards	Liability classified awards	Total expense
Cost of revenue	-	-	-	(19)	(5)	(24)
Research and development expenses (income)	67	41	108	103	(116)	(13)
Sales and marketing expenses (income)	51	20	71	46	(21)	25
General and Administrative expenses	72	13	85	150	3	153
	190	74	264	280	(139)	141

The table below presents the expense (income) recognized in the financial statements of the Company in respect to share-based payment:

	Year ended December 31
	2022			2021
	Equity classified awards	Liability classified awards	Total expense	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	206	(1,426)	(1,220)	7	(1,297)	(1,290)
Sales and marketing expenses (income)	59	(546)	(487)	269	(459)	(190)
General and Administrative expenses (income)	278	(322)	(44)	70	95	165
	543	(2,294)	(1,751)	346	(1,661)	(1,315)

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Year ended December 31
	2023
	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	98	(440)	(342)
Sales and marketing expenses (income)	111	(171)	(60)
General and Administrative expenses (income)	294	(111)	183
	503	(722)	(219)

Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

	June 30, 2024	December 31, 2023
Dividend yield	0%	0%
Expected volatility*	55%-89%	74%-76%
Risk-free interest rate	3.3%-5.8%	3.3%-3.9%
Expected term (years)	2-7 years	4-7 years
Exercise price (USD)	3.32-15.45	3.32-11.78

*	Volatility is based on the historical fluctuation in share prices of peer companies over similar periods to the expected life of the option until exercise date.

	2023	2022	2021
Dividend yield	0%	0	0%
Expected volatility	74%-76%	52%-76%	55%-75%
Risk-free interest rate	3.3%-3.9%	2.4%-3.1%	0.75%-2%
Expected term (years)	4-7 years	5-7 years	5-6 years
Exercise price (USD)	3.32-11.78	4.92-7.55	5.15-21.16

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following is summary information of equity classified options in 2023:

	Six months ended June 30, 2024
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding as of December 31, 2023	428,457	7.55	8.9	-
Forfeited	(64,672)	10.5	6.9	-
Reclassification of liability classified share-based compensation awards to equity	401,794	9.32	5.7	-
Outstanding as of June 30, 2024	765,579	8.31	7.1	-
Exercisable as of June 30, 2024	528,031	8.80	6.5	-

The following is summary information of equity classified options in 2023:

	Year ended December 31, 2023
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	Years	Value
Outstanding at beginning of year	298,955	8.46	9.4	-
Expired	(110,945)	16.81	-	-
Granted	240,447	5.60	9.3	-
Outstanding at end of year	428,457	7.55	8.9	-
Exercisable at end of year	64,291	9.15	8.2	-

Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

The following table summarizes assumptions used as of December 31, 2023:

December 31, 2023
Expected dividend	0%
Expected volatility	81.2%-90.9%
Risk-free interest rate	4.97%-5.35%
Expected life	2-4
Exercise price (USD)	4.57-15.67

The following table summarizes assumptions used as of December 31, 2023, 2022 and 2021:

	2023	2022	2021
Expected dividend	0%	0%	0%
Expected volatility*	81.2%-90.9%	79.6%-95.7%	86.9%-95%
Risk-free interest rate	4.97%-5.35%	4.68%-5.27%	1.18%-1.87%
Expected life	2-4	1.5-5	2-5.9
Exercise price (USD)	4.57-15.67	4.57-15.67	4.57-15.67

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following is summary information about liability classified options in 2023:

	Year ended December 31, 2023
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding at beginning of year	440,045	8.46	6.3	-
Expired	(34,331)	7.66	-	-
Outstanding at end of year	405,714	9.72	6.2	-
Exercisable at end of year	386,016	10.52	6.1	-

SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS

The following is information regarding exercise prices and remaining contractual lives of outstanding options at December 31, 2023:

December 31, 2023
outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
78,110	7.55	4.1	78,110	7.55	4.1
239,009	7.78	6.8	239,009	7.78	6.8
78,795	15.67	6.9	59,097	15.67	6.9
9,800	25.62	0.4	78,110	25.62	0.4
405,714	9.72	6.2	386,016	10.52	6.1